Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2016 and 2015:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(18,490)	$(22,931)	$(41,631)	$(239,219)
Adjustment of redeemable non-controlling interest to redemption amount	-	(1,800)	-	(1,800)
Net loss attributable to Stratasys Ltd. for basic loss per share	(18,490)	(24,731)	(41,631)	(241,019)

Adjustment of deferred payments liability revaluation	(559)	(3,988)	-	(3,988)
Net loss attributable to Stratasys Ltd. for diluted income (loss)
per share	(19,049)	(28,719)	(41,631)	(245,007)

Denominator:
Weighted average shares – denominator for basic net loss per share	52,169	51,405	52,133	51,181
Add:
Shares settlement presumed for deferred payments liability	327	465	-	232
Denominator for diluted loss per share	52,496	51,870	52,133	51,413

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.35)	$(0.48)	$(0.80)	$(4.71)
Diluted	$(0.36)	$(0.55)	$(0.80)	$(4.77)